License Agreements - Additional Information (Details) € in Millions, £ in Millions	1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2019 EUR (€)	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Apr. 30, 2018 USD ($) shares	Apr. 30, 2018 GBP (£) shares	Jan. 31, 2017 USD ($)	Jun. 30, 2019 USD ($) Milestone shares	Jun. 30, 2018 USD ($) Milestone	Jun. 30, 2019 USD ($) Milestone shares	Jun. 30, 2018 USD ($) Milestone	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Jun. 30, 2019 GBP (£) shares	Jun. 30, 2019 EUR (€) shares	Nov. 30, 2018 shares	Sep. 30, 2018 shares	Apr. 30, 2018 GBP (£)
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Research and development							$ 40,478,000	$ 150,991,000	$ 57,971,000	$ 160,162,000
GSK Asset Purchase and License Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Total consideration				$ 133,600,000	£ 94.2
Upfront payment				14,200,000	10.0
Remaining liability				18,400,000			7,800,000		7,800,000									£ 12.9
Inventory purchase liability				6,900,000														4.9
Transaction costs				800,000	0.6
In-process research and development expense				$ 133,600,000	£ 94.2
Amortization as credit to research and development expense							1,100,000	1,400,000	2,600,000	1,400,000
Increase (Decrease) in liability, effects of foreign exchange translation							$ (200,000)	$ (1,200,000)	$ 100,000	(1,200,000)
Payment of tiered royalty, maximum percentage							20.00%		20.00%					20.00%	20.00%
Milestone payments payable upon achievement of certain sales milestones														£ 90.0	€ 31.0
Upfront payment description									In May 2019, the Company entered into a license agreement with Telethon-OSR, under which Telethon-OSR granted to the Company an exclusive worldwide license for the research, development, manufacture and commercialization of Telethon-OSR’s ex vivo autologous HSC lentiviral based gene therapy for the treatment of mucopolysaccharidosis type I (“MPS-I”), including the Hurler variant. Under the terms of the agreement, Telethon-OSR is entitled to receive €15.0 million in upfront and milestone payments from the Company.
GSK Asset Purchase and License Agreement | Series B-2 Convertible Preferred Shares
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Shares issued for asset acquisition | shares				12,455,252	12,455,252
Value of shares issued for asset acquisition				$ 93,400,000														£ 65.8
Telethon O S R License Agreements
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Upfront and milestone payments | €	€ 15.0
In-process research and development expense for upfront and milestone payments							$ 17,200,000		$ 17,200,000
UCLB/UCLA Technology
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Upfront cash payments													$ 800,000
UCLB Technology and Manufacturing Technology
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Upfront cash payments													$ 1,100,000
UCLB License Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Ordinary shares issued | shares											4,665,384	1,224,094	3,441,290
UCLB/UCLA License Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Payments to acquire clinical data												$ 800,000
Annual administration fee									100,000
Payments upon achievement of specified regulatory milestones									38,900,000
Research and development									$ 100,000	$ 100,000
Oxford BioMedica License, Development and Supply Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Ordinary shares issued | shares							588,220		588,220					588,220	588,220	150,826	150,826
Research and development							$ 0		$ 0				$ 500,000
Number of milestones met | Milestone							0	0	0	0
Oxford BioMedica License, Development and Supply Agreement | Achievement Of Second And Third Milestone
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Research and development											$ 1,400,000
Oxford BioMedica License, Development and Supply Agreement | Achievement Of First Milestone
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Research and development												$ 100,000
UCLA/CIRM Research Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Total Reimbursements						$ 10,400,000
Reimbursements received			$ 7,300,000
Total reimbursement under new award		$ 8,500,000
Loan payable term period						10 days
Accrued royalties											0
Research and Development Expense										$ (2,400,000)
Accrued Liabilities and Other Liabilities							$ 1,600,000		$ 1,600,000		$ 1,600,000
UCLA/CIRM Research Agreement | Maximum
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Obligation to reimburse research activities upon achievement of certain milestones		$ 5,500,000